REVENUE - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,638	$ 2,315	$ 2,027
First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	15,090	13,472	12,870
Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	2,813	2,467	2,138
Operating Segments | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	15,135	13,526	12,922
Operating Segments | Distribution
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	2,550	2,211	1,931
Total revenues	2,554	2,225	1,934
Operating Segments | Distribution | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	7,465	6,783	6,779
Total revenues	7,547	6,863	6,854
Operating Segments | Distribution | Wholesale
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	6	6	5
Operating Segments | Distribution | Wholesale | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	16	6	20
Operating Segments | Distribution | Other revenue from contracts with customers
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	14	18	18
Operating Segments | Distribution | Other revenue from contracts with customers | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	78	80	89
Operating Segments | Distribution | Other revenue unrelated to contracts with customers
Disaggregation of Revenue [Line Items]
Total revenues	4	4	3
Operating Segments | Distribution | Other revenue unrelated to contracts with customers | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	82	80	75
Operating Segments | Integrated | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	5,626	4,824	4,285
Total revenues	5,683	4,876	4,320
Operating Segments | Integrated | Wholesale | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	377	146	208
Operating Segments | Integrated | Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	425	380	318
Operating Segments | Integrated | Other revenue from contracts with customers | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	6	19	24
Operating Segments | Integrated | Other revenue unrelated to contracts with customers | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	57	42	35
Operating Segments | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,886	1,768	1,731
Total revenues	1,905	1,787	1,748
Operating Segments | Stand-Alone Transmission | Other revenue unrelated to contracts with customers | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	19	19	17
Operating Segments | Transmission
Disaggregation of Revenue [Line Items]
Total revenues	259	242	204
Operating Segments | Residential | Distribution
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,705	1,470	1,240
Operating Segments | Residential | Distribution | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	4,948	4,514	4,344
Operating Segments | Residential | Integrated | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	2,877	2,528	2,137
Operating Segments | Commercial | Distribution
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	728	627	579
Operating Segments | Commercial | Distribution | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,699	1,522	1,528
Operating Segments | Commercial | Integrated | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,294	1,142	1,023
Operating Segments | Industrial | Distribution
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	76	70	68
Operating Segments | Industrial | Distribution | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	651	588	726
Operating Segments | Industrial | Integrated | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	615	577	545
Operating Segments | Street lighting | Distribution
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	21	20	21
Operating Segments | Other | Distribution | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	73	73	72
Operating Segments | Other | Integrated | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	32	32	30
Operating Segments | ARP | Distribution
Disaggregation of Revenue [Line Items]
Total revenues	0	10	0
Operating Segments | ARP | Integrated | ARP | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	0	10	0
Operating Segments | ATSI | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,058	980	967
Operating Segments | TrAIL | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	260	269	279
Operating Segments | MAIT | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	483	436	394
Operating Segments | KATCo | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	85	85	89
Operating Segments | Other | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	(2)	2
Corporate/Other and Reconciling Adjustments | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	(45)	(54)	(52)
Corporate/Other and Reconciling Adjustments | Wholesale | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	18	9	11
Corporate/Other and Reconciling Adjustments | Eliminations and reconciling adjustments | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	(63)	(63)	(63)
Reconciling Adjustments
Disaggregation of Revenue [Line Items]
Total revenues	(175)	(152)	(111)
Reconciling Adjustments | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ (63)	$ (63)	$ (63)